Taxation (Details 3) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax rates and tax holiday	(19.30%)	86.00%	(2.30%)
Tax effect of tax-exempt entities (as a percent)	12.10%	(143.70%)	(16.80%)
Effect on tax rates in different tax jurisdiction (as a percent)	(3.20%)	(2.30%)	(0.50%)
Tax effect of non-deductible expenses (as a percent)	4.00%	(13.80%)	0.50%
Tax effect of non-taxable income (as a percent)	(0.40%)	1.40%	0.00%
Tax effect of Super Deduction and others (as a percent)	(19.00%)	105.90%	(4.20%)
Changes in valuation allowance (as a percent)	28.30%	(131.60%)	1.20%
Effect on withholding income tax	2.60%	0.00%	0.00%
Effective tax rates (as a percent)	30.10%	(73.10%)	2.90%
Effect of tax holiday
Tax holiday effect	¥ 2,677	¥ 2,219	¥ 1,153
Effect of tax holiday on basic net income/(loss) per share	¥ 0.86	¥ 0.71	¥ 0.38
Effect of tax holiday on diluted net income/(loss) per share	¥ 0.84	¥ 0.71	¥ 0.37
Deferred tax assets
Net operating loss carry forwards and others	¥ 12,715	¥ 6,303
Deferred revenues	472	553
Inventory valuation allowance	1,029	575
Allowance for doubtful accounts	1,001	603
Unrealized fair value losses for certain investments	595	747
Less: valuation allowance	(14,276)	(7,670)	¥ (4,289)	¥ (3,674)
Net deferred tax assets	1,536	1,111
Deferred tax liabilities
Intangible assets arisen from business combination	5,598	1,454
Withholding tax on undistributed earnings	183	0
Accelerated tax depreciation and others	730	443
Total deferred tax liabilities	6,511	¥ 1,897
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards	8,425
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards	¥ 33,632